       As filed with the Securities and Exchange Commission on May 7, 2004

                                       Securities Act Registration No. 333-
                                       Investment Company Act File No. 811-21580

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. __

                               Cortina Funds, Inc.
     ----------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

 330 East Kilbourn Avenue, Suite 850, Milwaukee WI                    53202
---------------------------------------------------               --------------
     (Address of Principal Executive Offices)                       (Zip Code)

 Registrant's Telephone Number, including Area Code               (866) 263-1252

Name and Address of Agent for Service:          Copies to:

Lori Hoch, Esq.                                 Alan Goldberg, Esq.
Cortina Asset Management, Inc.                  Bell Boyd & Lloyd LLC
330 East Kilbourn Avenue                        Three First National Plaza
Suite 850                                       70 West Madison St., Suite 3300
Milwaukee, WI 53202                             Chicago, Illinois 60602

Approximate Date of Proposed Public Offering: As soon as possible after the effectiveness of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   PROSPECTUS

                                 [July 1], 2004


                          Cortina Small Cap Growth Fund

                       Cortina Small Cap Opportunity Fund


                               CORTINA FUNDS, INC.
                                 INVESTOR SHARES

                               CORTINA FUNDS, INC.

                          Cortina Small Cap Growth Fund

                       Cortina Small Cap Opportunity Fund


                                 INVESTOR SHARES

                                   PROSPECTUS

                                 [JULY 1], 2004


--------------------------------------------------------------------------------
Be sure to read this prospectus before you invest and please keep it on file for future reference. This prospectus presents essential facts about Investor Shares of the Funds named above (each a "Fund" and together, the "Funds"), each of which is a series of the Cortina Funds, Inc. ("Cortina"), including investment strategies, management fees and services available to you as an investor. Cortina Asset Management, LLC (the "Adviser") is the Funds' investment adviser.

If you have a question about any part of the prospectus, please call ___.___.____ and a Cortina representative will assist you. You may also obtain more information about the Funds on our website at www.cortinafunds.com.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved any of the Funds' shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CORTINA SMALL CAP GROWTH FUND

Objective

Cortina Small Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Cortina Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The Adviser will select companies that it believes exhibit the potential for superior growth based on factors such as:

..    Above average growth in revenue and earnings.
..    Strong competitive position.
..    Strong management.
..    Sound financial condition.

The Fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the Fund's total assets at the time of any short sale. In addition, the Fund may utilize derivatives such as options, futures contracts and options on futures contracts in an attempt to manage market or business risk or enhance the Fund's return.

Under certain market conditions, the Fund may frequently invest in companies at the time of their initial public offering ("IPO"). IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in United States domestic securities.

Main Risks

The value of your investment in this Fund will change daily, which means you could lose money. The main risks of investing in this Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs frequently will be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Selling Securities Short. If the Fund does not own a security sold short, the Fund will lose money if the security sold short increases in price between the date of the sale and the date on which the Fund closes out the short position (by acquiring the security in the open market). The Fund's risk of loss also increases if the Fund is not able to "close out" the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities' prices do not move in the direction anticipated by the Adviser when entering into the derivative instruments.

CORTINA SMALL CAP OPPORTUNITY FUND

Objective

Cortina Small Cap Opportunity Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Cortina Small Cap Opportunity Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of U.S. companies constituting the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of December 31, 2003, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $4.9 billion.

The Adviser will select companies that it believes exhibit the potential for superior growth based on factors such as:

..    Strong competitive position.
..    Strong management.
..    Sound financial condition.

In addition, the Fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the Fund's return.

Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in United States domestic securities.

Main Risks

The value of your investment in this Fund will change daily, which means you could lose money. The main risks of investing in this Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs frequently will be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities' prices do not move in the direction anticipated by the Adviser when entering into the derivative instruments.

PERFORMANCE

After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of a Fund. You pay shareholder fees directly when you buy or sell shares. You pay annual Fund operating expenses indirectly since they are deducted from Fund assets. Below are the fees and expenses that you may pay if you buy and hold shares of a Fund.

-----------------------------------------------------------------------
SHAREHOLDER FEES                              Small Cap      Small Cap
(fees paid directly from your investment)      Growth       Opportunity
-----------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on
    Purchases                                      None            None
   Exchange Fee                                   [None/1/]       [None/1/]
   Redemption Fee                                  2.00%/1/        2.00%/1/
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets)
-----------------------------------------------------------------------
   Management Fees                                 1.20%           1.00%
   Distribution and Service (12b-1) Fees           0.25%/2/        0.25%/2/
   Other Expenses                                  0.30%/3/        0.30%/3/
   Total Annual Fund Operating Expenses            1.75%/3/        1.55%/3/
-----------------------------------------------------------------------
IRA account fees at $25 per year

/1/ The Fund will charge you a 2.00% redemption fee when you sell [or exchange] shares owned for [90] days or less. For more information about the redemption fee, see "Shareholder and Account Procedures."
/2/ The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
/3/ Based upon estimated expenses for the current fiscal year. The Adviser has undertaken to reimburse the Funds to the extent that the maximum total annual fund operating expenses will be no more than 1.85% for Cortina Small Cap Growth Fund and 1.65% for Cortina Small Cap Opportunity Fund. The Adviser or the Funds may terminate that undertaking at any time.

Example. The example is intended to help you compare the cost of investing in the Funds with that of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year, and that operating expenses remain constant. The example is for illustration only. It is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

          Small Cap Growth   Small Cap Opportunity
--------------------------------------------------
1 year          $[ ]                 $[ ]
3 years         $[ ]                 $[ ]

ORGANIZATION, MANAGEMENT AND MANAGEMENT FEES

Organization. Each Fund is a series of Cortina Funds, Inc. Each Fund offers two classes of shares, Investor Shares and Institutional Shares. This prospectus describes Investor Shares. Institutional Shares are offered through a separate prospectus.

Management. Each Fund is managed by Cortina Asset Management, LLC, which selects the Funds' investments and handles their day-to-day business affairs, including placing all orders for the purchase and sale of the portfolio securities. The Adviser was organized on April 6, 2004 and anticipates to have $75 million under management by June 1, 2004. The Adviser is a limited liability company. Its address is: Cortina Asset Management, LLC, 330 East Kilbourn Avenue, Suite 850, Milwaukee, Wisconsin 53202.

The portfolio managers of each of the Funds are identified in the following paragraphs. Each portfolio manager is responsible for management of the designated Fund and may also be responsible for management of the Adviser's other client portfolios.

Joseph A. Frohna, CFA, CPA. Mr. Frohna has been the President and a Director and Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager of the Small Cap Growth Strategy and will be a co-portfolio manager of the Cortina Small Cap Growth Fund. From September 1997 to March 2004, Mr. Frohna was a portfolio manager for US Bancorp Asset Management, where he served on the investment management team for the First American Small Cap Growth Opportunities Fund (previously known as the Firstar Microcap Fund). Prior to September 1997, Mr. Frohna was an analyst with Firstar Investment Management and Research Co., the predecessor organization to US Bancorp Asset Management. From 1994 to 1995, he was employed in the sales and trading division of Salomon Brothers, and from 1986 to 1992 he was a manager in the tax division of Arthur Andersen. Mr. Frohna earned a BBA from the University of Wisconsin - Whitewater in 1986 and an MBA from the University of Michigan in 1994. Mr. Frohna is a Chartered Financial Analyst ("CFA") and a Certified Public Accountant ("CPA"). He was born on 7/22/64.

John C. Potter, CFA. Mr. Potter has been Vice President and a Director and Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager of the Small Cap Opportunity Strategy and will be a co-portfolio manager of the Cortina Small Cap Opportunity Fund. From September 2000 to March 2004, Mr. Potter was a portfolio manager for US Bancorp Asset Management, where he managed small cap core portfolios for private and institutional clients. From September 2000 to March 2004, he served on the investment management team for the First American Small Cap Select Fund. Mr. Potter was employed by M&I Investment Corporation and served as a portfolio manager for the Marshal Mid Cap Value Fund from July 1997 to August 2000. Mr. Potter earned a BBA in Finance from the University of Wisconsin in 1991 and an MBA from the University of Chicago in 2002. He is a CFA. He was born on 4/7/69.

Brian R. Bies, CFA. Mr. Bies has been Vice President and a Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager for the Small Cap Growth Strategy and will be a co-portfolio manager for the Cortina Small Cap Growth Fund. From December 2001 to March 2004 Mr. Bies was employed by US Bancorp Asset Management and from November 2002 to March 2004 served on the investment management team that managed the First American Small Cap Growth Opportunities Fund. Prior to his employment with US Bancorp Asset Management, he was an investment analyst for two years at Strong Capital Management and an analyst for four years at the State of Wisconsin Investment Board. Mr. Bies earned a BSBA in Finance and Economics from Creighton University in 1995 and an MBA from the University of Wisconsin in 2001. Mr. Bies is a CFA. He was born on 6/24/73.

Thomas J. Eck, CFA. Mr. Eck has been Vice President and a Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager for the Small Cap Opportunity Strategy and will be a co-portfolio manager for the Cortina Small Cap Opportunity Fund. From July 2001, Mr. Eck was employed by US Bancorp Asset Management, where he served on the investment management team that managed the First American Small Cap Select Fund from May 2003 to March 2004 and served on the investment team that managed the First American Health Sciences Sector Fund from July 2001 to March 2003. Previously, he was employed as a research analyst covering health care and consumer product stocks at Strong Capital Management and the State of Wisconsin Investment Board. Mr. Eck earned a BBA from the University of Notre Dame in 1990 and an MBA in Finance from Marquette University in 1994. Mr. Eck is a CFA. He was born on 3/22/68.

Management Fees. Each Fund pays a management fee to the Adviser for serving as its investment adviser. The annual fee is determined as a percentage of average daily net assets. Each Fund also pays expenses related to its daily operations. Expenses paid out of a Fund's assets are reflected in the share price or dividends. The management fees paid by the Funds as a percentage of average net assets are as follows:

Cortina Small Cap Growth Fund............................................1.20%
Cortina Small Cap Opportunity Fund.......................................1.00%

INVESTING WITH CORTINA FUNDS

Minimum Investments

To open an account................................................. $ 1,000*
To add to an account............................................... $  [100]*
Minimum balance required........................................... $ 1,000*

* A Fund may waive [the initial minimum or] subsequent investment requirements for an account held through an authorized agent. [See "Shareholder and Account Procedures - Authorized Agents."]

Eligible Investors

To invest in the Funds, you must be an adult U.S. citizen or resident or a U.S. entity with a U.S. tax identification (social security) number. You must invest at least the minimum amount shown under "Minimum Investments." You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the U.S. and its territories and possessions. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Important Information about Opening an Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open a Fund account, you must provide certain identifying information on your account application and agree that no transactions will be made through that account for the benefit of persons other than the registered owners listed on the application or the beneficial owners of that account, if the account is held through a financial intermediary or plan sponsor with whom Cortina or its distributor has an agreement. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. The information required for each type of account is described under "Available Account Types." If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the Funds consider appropriate, or the Funds believe that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Funds' inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call ___.___.____.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a driver's license or other state identification card for an individual or a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. Please see the specific information under "Available Account Types" to determine whether your account is exempt. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction). See "Shareholder and Account Procedures - Anti-Money Laundering Compliance" for more information.

Important Information about Inappropriate Trading

The Funds attempt to identify investors who appear to engage in trading that the Funds consider inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Funds' board of directors has adopted policies and procedures designed to deter frequent purchases and redemptions, including: restriction on the number of purchases, redemptions or exchanges allowed per given time period; [exchange or] redemption or other related fees; minimum holding period for exchanges; restrictions on request submitted by overnight delivery, electronically, or via fax or phone; and the circumstances under which the Funds may reject, limit, delay or impose other condition on trades based on an investor's history. The Funds' board of directors has also adopted fair valuation procedures to discourage market timers and to reduce the potential for market-timing strategies to succeed, see "Shareholder and Account Procedures - Share Price."

The nature of the efforts undertaken and the resulting action by the Funds depends, among other things, on the type of shareholder account. The Funds cannot always identify or reasonably detect frequent or short-term trading.

If the Funds believe that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among the Funds; and/or refuse to open an account. If inappropriate trading is detected in an omnibus account registered in the name of a nominee, financial intermediary or plan sponsor, the Funds may request that the nominee, intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in frequent or short-term trading. Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, the Funds generally will communicate with the intermediary or plan sponsor and request that the intermediary or plan sponsor take action to cause the inappropriate trading by that participant or participants to cease. If inappropriate trading recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which the Funds seek to discourage certain types of inappropriate trading (through the use of short-term redemption fees and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Funds will occur.

Available Account Types

Individual or Joint Ownership. These accounts are intended for your general investment needs. Individual accounts are owned by one person. Joint accounts can have two or more owners. To establish an individual or joint account, your application must include each owner's full name, birth date, social security number and residential address.

For a joint account, authority from all owners is required to effect most transactions. Alternatively, the owners can agree to give each owner the authority to act on behalf of all owners and give instructions concerning the account without notice to the other owners by permitting telephone transactions in the account. See "How to Buy Shares" and "How to Redeem Shares" for more information on telephone transactions. Nevertheless, Cortina may, in its sole discretion, require written authorization from all owners to act on the account for certain transactions (for example, to transfer ownership).

Gift or Transfer to a Minor (UGMA, UTMA). Custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he/she reaches the age of majority. Your application must include the following information for the adult custodian and the minor for whom the account is being established: full name, birth date, social security number and residential address.

Trust for an Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account. Please include the date of establishment of the trust or plan and its tax identification number on the application. Copies of the documentation establishing the trust or plan must be included along with the application, including at least the first and last pages of the trust agreement or plan documents and such other documents, as well as verify who is authorized to act on behalf of the account. For accounts other than retirement plans covered by ERISA, you also must provide identification information on the person(s) authorized to transact on behalf of the trust, including full name(s), birth date(s) and social security number(s).

Business or Organization. This type of account is for a corporation, association, partnership, or similar institution. A certified copy of the articles of incorporation, partnership agreement or other organizational documents and a certified corporate resolution that identifies the individuals authorized to act on behalf of the entity must be included along with the application. Unless you are a public company, a governmental agency or instrumentality, a financial institution regulated by a federal functional regulator, or a bank regulated by a state bank regulator, you also must provide identification information on the person(s) authorized to transact on behalf of the entity including full name(s), birth date(s), residential address(es), and social security number(s).

Retirement and Education. The following is a summary of the types of retirement and education savings account options available. When we send your account application to open an individual retirement or education account, we will include a Disclosure Statement for the specific retirement or education account in which you choose to invest. The Disclosure Statement contains more detailed information about the requirements for specific retirement and education accounts, including a summary of the custodian fees that you may incur for account set-up and maintenance.

An individual retirement account enables you to defer taxes on investment income and capital gains. Your contributions to a traditional individual retirement account may be tax-deductible, and distributions from a Roth IRA may be tax-exempt. IRA accounts require a Cortina Funds IRA Account Application. To establish an IRA account, your application must include the owner's and each beneficiary's full name, birth date, social security number and residential address. Call us at ___.___.____ or visit www.cortinafunds.com for an IRA Account Application.

..    Traditional Individual Retirement Account (IRA). For calendar year 2004, you may invest up to $3,000 ($3,500 if you are 50 or older) per tax year in a Traditional IRA if you are of legal age, under 70 1/2 and have earned (non-investment) income or taxable alimony at least equal to the amount you wish to contribute. If your spouse has less than $3,000 in earned income, he or she may still contribute up to $3,000 ($3,500 if your spouse is 50 or older) to a Traditional IRA, so long as your combined earned income is at least equal to your combined IRA contributions for the year and you file a joint federal income tax return. The Traditional IRA contribution limitation increases each year based on your age in the year for which you make a contribution:

                                   At Least 50 But
      Year          Under Age 50   Less than 70 1/2
-----------------   ------------   ----------------
2004                $      3,000   $          3,500
2005 through 2006          4,000              4,500
2006 through 2007          4,000              5,000
2008 & thereafter          5,000              6,000

These dollar limits are reduced by any contributions you make to a Roth IRA. Depending on your income level and whether you or your spouse participate in an employer-sponsored plan, your Traditional IRA contributions may be deductible and may entitle you to a tax credit.

..    Roth IRA. Compared to the Traditional IRA, the Roth IRA has different eligibility requirements and tax treatment. If you are a single taxpayer with adjusted gross income up to $95,000, you may contribute up to $3,000 ($3,500 if you are 50 or older) for 2004. If you are married with combined adjusted gross income up to $150,000 and you file a joint return, each spouse can contribute up to $3,000 ($3,500 if you are 50 or older). The Roth IRA contribution limit will increase in future years in the same manner as the Traditional IRA contribution limitation, as shown in the table above.

     If your adjusted gross income is between $95,000 and $110,000, as a single taxpayer, or between $150,000 and $160,000, as a married taxpayer filing a joint federal income tax return, you may make a Roth IRA contribution, but the maximum dollar contribution will be reduced. You must have earned income equal to your contributions, as with a Traditional IRA, but you can contribute to a Roth IRA even if you are over 70 1/2. Your contributions to a Roth IRA are not tax-deductible. But your withdrawals are not taxable if you have held any Roth IRA for at least five years and are at least 59 1/2, disabled, or use the proceeds (up to $10,000) to purchase a first home for you or certain members of your family. The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a Traditional IRA, and vice-versa. You can also convert a Traditional IRA into a Roth IRA if your adjusted gross income does not exceed $100,000 (or, if you are married with adjusted gross income up to $100,000, and you file a joint return). The amount you convert will be taxable, but will entitle you to receive future distributions tax free as long as you meet the requirements described above.

..    Rollover IRA. This form of Traditional IRA allows you to continue to defer taxes on certain distributions from employer-sponsored retirement plans, or other Traditional IRAs. (A Roth IRA may also serve as a Rollover IRA, but only for distributions from another Roth IRA.)

..    Simplified Employee Pension Plan (SEP-IRA). If you have a small business or self-employment income, this form of Traditional IRA lets you make annual tax-deductible contributions in 2004 of up to $41,000 for you and each of your eligible employees. In general, the contributions must be a uniform percentage of the compensation earned by each eligible employee (up to a maximum compensation in 2004 of $205,000).

..    SIMPLE-IRA. A SIMPLE IRA is similar to a SEP-IRA, except that each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.
     Contributions must initially be made to a special type of IRA not presently sponsored by Cortina, but after the SIMPLE IRA has been in effect for two years amounts may be rolled over to a Traditional IRA.

..    Other Retirement Plans. A Fund may be used for investment in other kinds of retirement plans, including, but not limited to Keogh, profit sharing and money purchase plans, 403(b) plans, and 401(k) plans. The plan trustee may open an account for a plan that has already been established with a regular account application. Cortina does not offer prototype plans.

..    Education (ESA). A Coverdell Education Savings Account ("ESA") provides a tax-favored vehicle through which educational expenses can be funded on behalf of the individual for whom the ESA is established. ESAs permit tax-free growth and tax-free withdrawals as long as the amounts are used for education expenses (higher, secondary, or elementary). When opening an ESA, you must provide identification information for the individual or entity sponsoring the ESA and for the designated student beneficiary or beneficiaries including for each the full name, birth date (if an individual), social security or tax identification number and residential address. If the sponsor is an entity, you must include certified copies of articles of incorporation, partnership agreements or the institution's organizational documents, and a certified corporate resolution that identifies the persons authorized to act on behalf of the entity must be included along with the application. You also must provide identification information on the person(s) authorized to act on behalf of the entity including full name(s), birth date(s), residential address(es), and social security number(s). The maximum amount that may be contributed to all ESAs for each individual beneficiary is $2,000 per year. Individuals, corporations, and tax exempt organizations can establish and contribute to ESAs on behalf of one or more designated student beneficiaries. If your modified adjusted gross income is less than $95,000, as a single taxpayer, or less than $190,000, as a married taxpayer filing a joint federal income tax return, you may contribute the full $2,000 to each designated beneficiary's ESA. If your modified adjusted gross income is between $95,000 and $110,000 (or between $190,000 and $220,000 for a married taxpayer filing a joint federal return) the portion of the maximum dollar amount that you may contribute will be reduced proportionately. Corporations and tax-exempt organizations are not subject to modified adjusted gross income limitations. No contributions can be made to an ESA after the designated beneficiary attains the age of 18, unless the designated beneficiary is a special needs beneficiary (an individual who because of a physical, mental, or emotional condition requires additional time to complete their education). All ESA assets must be distributed to the designated beneficiary by the time he or she attains age 30 (unless the beneficiary is a special needs beneficiary). Unused assets may be transferred to another ESA for use by a member of the designated beneficiary's family.

For more information about the tax advantages and consequences of IRAs, other retirement accounts or education accounts, please consult your tax advisor.

HOW TO BUY SHARES

You can purchase shares of each Fund priced at the net asset value (the "NAV") per share (see "Shareholder and Account Procedures - Share Price") next determined after the Fund's transfer agent receives your investment in proper form as described below. There are no sales charges. The minimum initial investment is $1,000 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) are $[100].

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to:

Cortina Funds, Inc.
[c/o ______________
P.O. Box _____
City, State Zip Code]

To purchase shares by wire, transmit funds from your account to:

[________________
_________________
_________________]
ABA #_________
DDA #_________
Account Name: Cortina Funds, Inc.
Fund Name
Shareholder Account #
Shareholder Name

Your investment will be considered to be in "proper form" if it includes a personal check or wire funds transmission from your account together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation. The Funds will not accept cash, cashier's checks, money orders, credit card convenience checks, traveler's checks, third party checks or third party wire transfers.

Each investment in a Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the NAV at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. In general, purchase or redemption requests made through a Processing Organization will be priced based on the NAV next calculated after receipt of the request by the Processing Organization, even if the Processing Organization submits such requests to a Fund after such NAV has been calculated. No Fund is responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from the Adviser.

Each Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

HOW TO REDEEM SHARES

You may redeem (sell) your shares at any time. Each Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations. You may not change or cancel a redemption request after you have mailed or otherwise transmitted it.

The redemption price per share is the NAV (determined as described under "Shareholder and Account Procedures - Share Price") next calculated after receipt of a properly completed redemption request, less any applicable redemption fee as described below under "Redemption Fee." Because the NAV fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

If you place a redemption order through an authorized agent, your redemption proceeds will reflect the NAV per share next calculated after the agent's receipt of your order, less any redemption fees imposed by the agent and the 2% redemption fee imposed by the Funds and on shares held [90] days or less.

Where an investor requests wire payment, the transfer agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the transfer agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The transfer agent currently charges a $[20.00] fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Under unusual circumstances, redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

Each Fund reserves the right to suspend or postpone redemption during any period: (i) when trading on the New York Stock Exchange (the "NYSE") or the National Association of Securities Dealers Automated Quotation System (the "NASDAQ") is restricted, (ii) when, as a result of an emergency, it is not reasonably practical for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the SEC may by order permit for the protection of shareholders of the Fund. In addition, anti-money laundering and similar government regulations may require the Fund to block a shareholder's account and thereby refuse to pay any redemption request until instructions are received from the appropriate regulator. If the NAV of the shares in an account is less than $1,000 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days, the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption by Mail

Each Fund will redeem all or any part of shares owed upon written request delivered to the Fund at:

Cortina Funds, Inc.
[c/o ______________
P.O. Box _____
City, State Zip Code]

The redemption request must:

     1.   Include your name and account number.

     2.   Specify the name of the Fund from which shares are to be redeemed.

     3. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

     4.   Be signed by all owners exactly as their names appear on the account.

     5. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), (iv) the redemption request is made within 15 days after you request a change to the account owner or address, or (v) the redemption request is for $50,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling either Fund at ___.___.____. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the transfer agent at least 15 days before the telephone redemption request.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide certain account information before your instructions will be carried out, and the telephone transaction may be tape recorded. The transfer agent has adopted these procedures to reasonably verify that telephone instructions are genuine. If it follows those procedures, neither the Funds nor the transfer agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Funds, the transfer agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephonic redemption procedures.

Redemption Fee

If you redeem [or exchange] shares of the Fund that you have held [90] days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The Funds do not impose the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans, shares purchased through certain authorized agents, shares purchased through intermediaries that have automatic non-discretionary rebalancing programs, or shares purchased through reinvestment of dividends and distributions. The Funds also will not impose the redemption fee on redemptions initiated by the Funds.

If you recently have made a purchase, your Fund may withhold redemption proceeds until it is reasonably satisfied that it has received valid consideration for your purchase. This confirmation process can take up to 15 days.

SHAREHOLDER AND ACCOUNT PROCEDURES

Staying Informed

Confirmations and Statements. Confirmations are mailed following each purchase or sale of Fund shares. Statements summarizing activity in shareholder accounts are mailed quarterly. Generally, a Fund does not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.

Shareholder Reports. Shareholder reports are mailed twice a year, in February and August. They include financial statements, a summary portfolio schedule and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report. In an attempt to reduce shareholder costs and help eliminate duplication, the Funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Cortina at ___.___.____.

Tax Statements. Year-end tax statements are mailed once a year in ________. We suggest you keep each quarterly statement and each tax statement with your other important financial papers. You may need them for tax purposes.

Disclosure of Portfolio Holdings

Cortina is required to file quarterly with the SEC the Funds' complete portfolio holdings. Those disclosures will be publicly available on the SEC's public web site at www.sec.gov.

Cortina Funds' Web Site

Information about the Funds may be viewed at www.cortinafunds.com.

Share Price

Each Fund is open for business every day the NYSE is open for regular session trading. Shares are not priced on days when the NYSE is closed. Each Fund buys and sells its shares each day the NYSE is open, at the NAV per share calculated on that day.

A Fund's NAV per Investor Share is the value of a single Investor Share. It is computed by totaling the Investor Shares' pro rata share of the value of the Fund's investments, cash, and other assets, subtracting the Investor Shares' pro rata share of the value of the Fund's general liabilities and the liabilities specifically allocated to the Investor Shares, then dividing the result by the number of Investor Shares outstanding. The NAV is computed daily at the NYSE closing time - usually 3:00 p.m. Central Time, but sometimes earlier.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are priced at a fair value as determined in good faith [and calculated according to procedures adopted by the board of directors that allow varying methods of fair valuation depending on the specific circumstances of each situation]. A Fund also may use fair-value pricing if the value of a security it holds is, in the opinion of the Adviser, materially affected by events occurring after the close of the primary market or exchange on which the security is traded. When fair-value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. So, the value of a Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

Minimum Balances

It is expensive for a Fund to maintain small accounts, and that cost is borne by all of the Fund's investors. For this reason, each Fund reserves the right to close your account and redeem your shares if the value of your account falls below $1,000. However, before closing a small account, the Fund will notify you and give you 60 days to bring your account's value up to the minimum.

A Fund will waive the $1,000 minimum balance requirement if an account value has declined below $1,000 due solely to investment performance.

[If you participate in systematic withdrawal and your account has insufficient Funds to meet a withdrawal, the amount remaining will be completely redeemed.]

[Authorized Agents

The Funds may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively "Authorized Agents"), to accept purchase and redemption orders on the Funds' behalf. An order received by an Authorized Agent in good order will be deemed to have been accepted by the Funds. If you buy or redeem shares through an Authorized Agent, you will pay or receive the Fund's NAV per share next calculated after receipt and acceptance of the order by the Authorized Agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee (if applicable). Your Authorized Agent may charge you a fee to transfer your shares.

Some Authorized Agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Fund's behalf. This fee may be a percentage, currently up to 0.__% annually, of the average value of accounts for which the Authorized Agent provides services. The Fund pays a portion of this fee, which is intended to be approximately, but not more than, what the Fund would pay if your shares were registered directly with the Fund's transfer agent. The Adviser pays the balance of the fee.

Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on shares held for [90] days or less, for any account held through an Authorized Agent.]

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open a Fund account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. The information required for each type of account is described under "Investing with Cortina Funds - Available Account Types." If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the Funds consider appropriate, or the Funds believe that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Funds' inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call ___.___.____.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a driver's license or other state identification card for an individual or a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. Please see the specific information under "Investing with Cortina Funds - Available Account Types" to determine whether you are exempt. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Funds are required to "freeze" your account as described below). You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Signature Guarantees

To protect you and the Funds from fraud, the following redemption requests and account changes must be submitted in writing and include a signature guarantee:

..    If you wish to redeem more than $50,000 worth of shares.

..    If you change your name or add/remove an owner on your account.

..    If you add/change the beneficiary to whom your account will be transferred upon your death.

..    If you ask that a check be mailed to an address other than the one on your account.

..    If you ask that a check be made payable to someone other than the account owner.

..    If you add the telephone redemption option to your existing account.

..    If you add/change the U.S. bank account to which the proceeds of any redemption are to be paid by wire or electronic funds transfer.

..    If you transfer the ownership of your account.

..    If you wish to redeem shares and have changed the address on your account by phone or through www.cortinafunds.com within the last 60 days.

All signature guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and size of the transaction. A form or transaction request received with an imprint other than an appropriate STAMP2000 Medallion imprint will be rejected. You should be able to obtain a signature guarantee with an appropriate STAMP2000 Medallion imprint from a bank, broker-dealer, securities exchange or association, clearing agency, savings association or credit union if authorized under state law. Please contact your financial institution for its signature guarantee requirements and fees. A notary public cannot provide a signature guarantee. Each owner's signature must be guaranteed separately. For example, a joint account with two owners requires two signature guarantees. The Funds reserve the right to waive the signature guarantee requirement.

Address Changes

You may change the address on your account by:

..    sending us a request in writing with all owners' signatures (please note, if you wish to redeem within 60 days after a change of address in writing, each owner's signature must be guaranteed using a STAMP2000 Medallion imprint appropriate for the nature of the transaction (see "Signature Guarantees"), or
..    calling us at ___.___.____.

Your Fund will send a written confirmation of the change to both your old and new addresses.

If you change your address by phone, we will not honor any redemption for the following 60 days, unless that redemption is in writing with a signature guarantee. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes given by telephone if we follow reasonable procedures to verify the identity of the caller or website user.

Telephone Transactions

You may perform many transactions - including exchanges, purchases and redemptions - by telephone. Call us at ___.___.____. You also can change the address on your account by telephone - see "Address Changes." You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

To prevent unauthorized transactions in your account, your Fund will take precautions designed to verify that information communicated by telephone is genuine. The Fund and its transfer agent may record a call, request a personal identification number or password, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information - including your account number, tax identification (social security) number and personal identification number.

Telephone Exchange Plan

This plan permits you to transfer investments among the Funds. You may transfer investments among existing Fund accounts or open a new Fund account by telephone exchange from another Fund account. You may open a new account by exchange of $1,000 or more from your identically registered account in another of the Funds. You also may transfer investments between already existing identically registered accounts by exchanging at least $100.

An exchange is a purchase in one Fund and a sale in the other Fund and may have tax consequences for you.

Telephone exchanges are subject to these restrictions:

..    If you wish to exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification (social security) number.

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

..    Your exchange will be processed at the NAV next calculated after your call.
     See "Share Price."

..    If your account is subject to backup withholding, you may not use the telephone exchange plan.

..    Excessive trading can hurt both performance and shareholders. Thus, if you make excessive use of the telephone exchange plan, the Funds may terminate your access to the plan or limit the number of exchanges you may make in a calendar year.

..    [The Fund will charge you a 2% redemption fee on exchanges of shares owned for [90] days or less.]

..    The Funds reserve the right to terminate or modify the telephone exchange plan at any time. If the Funds finds it necessary to do either, it will try to notify you in advance.

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income quarterly and any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a Fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the Fund paying the distribution, unless you request that distributions be paid in cash. This request may be made by contacting your plan administrator.

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information (the "SAI"). However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions. Each Fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, Fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in a retirement plan, IRA or other tax-advantaged account).

Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each Fund are either taxable as ordinary income or may constitute "qualified dividends" taxable at the same rates as long-term capital gains. Each Fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for the Funds are expected to consist primarily of capital gains.

Taxes on Transactions. The sale of Fund shares, or the exchange of one Fund's shares for shares of another Fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares, a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same Fund will not be taxable.

MORE ABOUT THE FUNDS

Objectives

A Fund's objective, described separately above for each Fund, may be changed without shareholder approval. If a Fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any Fund will achieve its objective.

Investment Strategies

A Fund's main investment strategies, described separately above for each Fund, are the strategies that the Adviser believes are most likely to be important in trying to achieve the Fund's objectives. You should be aware that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI ("SAI"). For a copy of the SAI, call Cortina at ___.___.____ or visit our web site at www.cortinafunds.com.

Investment Approach. The portfolio managers of the Funds generally employ a bottoms-up approach to stock selection based on fundamental company research. The approach focuses on a company's management, growth prospects, competitive advantages, financial condition and valuation. In some cases, the portfolio managers may identify specific investment themes and look to expose themselves to those themes through multiple companies that meet the above-mentioned criteria.

Temporary Investments. In an attempt to respond to adverse market, economic, political, or other conditions, the Funds may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. These investments may prevent a Fund from achieving its investment objectives.

Other Investments. Unless otherwise prohibited by this prospectus, the SAI or the Investment Company Act of 1940, the Funds reserve the right to invest in other investment vehicles not expressly discussed in the registration statement, including but not limited to: warrants, exchange-traded funds and PIPEs (private investments in public equity).

Portfolio Turnover. The portfolio managers of the Funds may trade securities frequently, often resulting in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities.

Additional Risks You Should Consider

The main risks of investing in the Funds are summarized separately above for each Fund. Below are further discussions regarding risks you should consider before investing in the a Fund.

Risks of Active Management. Each Fund is actively managed and its performance therefore will reflect in part the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer Wall Street firms - meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line - making them more susceptible to market pressures. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.

Risks of Market Timing. The risks of frequent or short-term trading to shareholders of the Fund include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio and increased brokerage and administrative costs. The Funds discourage shareholders from frequent purchases and redemptions [and the Funds' board has adopted policies and procedures designed to deter frequent purchases and redemptions], see "Investing with Cortina Funds - Important Information about Inappropriate Trading."

Foreign Security Risk. Up to 25% of each Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Securities Lending. If a Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Funds enter into loan arrangements only with institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' board of directors.

Risks of Derivative Instruments. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, index prices, or interest rates will not move in the direction that the Adviser anticipates; in the case of a credit default swap, the risk that the Adviser will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. If a Fund uses derivative instruments and the Adviser's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

FOR ADDITIONAL INFORMATION

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

The Funds' annual and semiannual reports to shareholders provides additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You can obtain a free copy of the Funds' SAI and free copies of the Funds' most recent annual or semiannual reports by calling Cortina at ___.___.____. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request. Or, you can obtain the information on the Funds' web site at www.cortinafunds.com.

Text-only versions of the Funds' documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102 or by e-mail request at publicinfo@sec.gov.


[Insert ICA file number]

                               CORTINA FUNDS, INC.

                                   PROSPECTUS

                                 [July 1], 2004

                          Cortina Small Cap Growth Fund

                       Cortina Small Cap Opportunity Fund

                             (Institutional Shares)

This prospectus offers Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund Institutional Shares to institutional investors including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations able to met the minimum investment requirement of $500,000.

Each of the Funds above is no-load, which means you pay no sales charges. You also pay no 12b-1 fees. However, you bear your share of annual fund operating expenses (including the investment management fee) which are deducted from Fund assets.

                               Cortina Funds, Inc.
                            330 East Kilbourn Avenue
                                    Suite 850
                              Milwaukee, WI 53202


--------------------------------------------------------------------------------
Be sure to read this prospectus before you invest and please keep it on file for future reference. This prospectus presents essential facts about Institutional Shares of the Funds named above (each a "Fund" and together, the "Funds"), each of which is a series of the Cortina Funds, Inc. ("Cortina"), including investment strategies, management fees and services available to you as an investor. Cortina Asset Management, LLC (the "Adviser") is the Funds' investment adviser.

If you have a question about any part of the prospectus, please call ___.___.____ and a Cortina representative will assist you. You may also obtain more information about the Funds on our website at www.cortinafunds.com.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved any of the Funds' shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CORTINA SMALL CAP GROWTH FUND

Objective

Cortina Small Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Cortina Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The Adviser will select companies that it believes exhibit the potential for superior growth based on factors such as:

..    Above average growth in revenue and earnings.
..    Strong competitive position.
..    Strong management.
..    Sound financial condition.

The Fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the Fund's total assets at the time of any short sale. In addition, the Fund may utilize derivatives such as options, futures contracts and options on futures contracts in an attempt to manage market or business risk or enhance the Fund's return.

Under certain market conditions, the Fund may frequently invest in companies at the time of their initial public offering ("IPO"). IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are listed, on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in United States domestic securities.

Main Risks

The value of your investment in this Fund will change daily, which means you could lose money. The main risks of investing in this Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs frequently will be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Selling Securities Short. If the Fund does not own a security sold short, the Fund will lose money if the security sold short increases in price between the date of the sale and the date on which the Fund closes out the short position (by acquiring the security in the open market). The Fund's risk of loss also increases if the Fund is not able to "close out" the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities' prices do not move in the direction anticipated by the Adviser when entering into the derivative instruments.

CORTINA SMALL CAP OPPORTUNITY FUND

Objective

Cortina Small Cap Opportunity Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Cortina Small Cap Opportunity Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of U.S. companies constituting the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of December 31, 2003, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $4.9 billion.

The Adviser will select companies that it believes exhibit the potential for superior growth based on factors such as:

..    Strong competitive position.
..    Strong management.
..    Sound financial condition.

In addition, the Fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the Fund's return.

Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in United States domestic securities.

Main Risks

The value of your investment in this Fund will change daily, which means you could lose money. The main risks of investing in this Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs frequently will be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities' prices do not move in the direction anticipated by the Adviser when entering into the derivative instruments.

PERFORMANCE

After the Funds have been in operation for a full calendar year, the Funds will provide performance information of the Institutional Shares to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of a Fund. You pay shareholder fees directly when you buy or sell shares. You pay annual Fund operating expenses indirectly since they are deducted from Fund assets. Below are the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund.

-----------------------------------------------------------------------
SHAREHOLDER FEES                              Small Cap      Small Cap
(fees paid directly from your investment)      Growth       Opportunity
-----------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on
    Purchases                                      None            None
   Exchange Fee                                   [None/1/]       [None/1/]
   Redemption Fee                                  2.00%/1/        2.00%/1/
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets)
-----------------------------------------------------------------------
   Management Fees                                 1.20%           1.00%
   Distribution and Service (12b-1) Fees           None            None
   Other Expenses                                  0.30%/2/        0.30%/2/
   Total Annual Fund Operating Expenses            1.50%/2/        1.30%/2/
-----------------------------------------------------------------------

/1/ The Fund will charge you a 2.00% redemption fee when you sell [or exchange] shares owned for [90] days or less. For more information about the redemption fee, see "Shareholder & Account Procedures."
/2/ Based upon estimated expenses for the current fiscal year. The Adviser has undertaken to reimburse the Funds to the extent that the maximum total annual fund operating expenses will be no more than 1.60% for Cortina Small Cap Growth Fund and 1.40% for Cortina Small Cap Opportunity Fund. The Adviser or the Funds may terminate that undertaking at any time.

Example. The example is intended to help you compare the cost of investing in the Funds with that of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year, and that operating expenses remain constant. The example is for illustration only. It is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.

          Small Cap Growth   Small Cap Opportunity
--------------------------------------------------
1 year          $[ ]                 $[ ]
3 years         $[ ]                 $[ ]

ORGANIZATION, MANAGEMENT AND MANAGEMENT FEES

Organization. Each Fund is a series of Cortina Funds, Inc. Each Fund offers two classes of shares, Investor Shares and Institutional Shares. This prospectus describes Institutional Shares. Investor Shares are offered through a separate prospectus.

Management. Each Fund is managed by Cortina Asset Management, LLC, which selects the Funds' investments and handles their day-to-day business affairs, including placing all orders for the purchase and sale of the portfolio securities. The Adviser was organized on April 6, 2004 and anticipates to have $75 million under management by June 1, 2004. The Adviser is a limited liability company. Its address is: Cortina Asset Management, LLC, 330 East Kilbourn Avenue, Suite 850, Milwaukee, Wisconsin 53202.

The portfolio managers of each of the Funds are identified in the following paragraphs. Each portfolio manager is responsible for management of the designated Fund and may also be responsible for management of the Adviser's other client portfolios.

Joseph A. Frohna, CFA, CPA. Mr. Frohna has been the President and a Director and Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager of the Small Cap Growth Strategy and will be a co-portfolio manager of the Cortina Small Cap Growth Fund. From September 1997 to March 2004, Mr. Frohna was a portfolio manager for US Bancorp Asset Management, where he served on the investment management team for the First American Small Cap Growth Opportunities Fund (previously known as the Firstar Microcap Fund). Prior to September 1997, Mr. Frohna was an analyst with Firstar Investment Management and Research Co., the predecessor organization to US Bancorp Asset Management. From 1994 to 1995, he was employed in the sales and trading division of Salomon Brothers, and from 1986 to 1992 he was a manager in the tax division of Arthur Andersen. Mr. Frohna earned a BBA from the University of Wisconsin - Whitewater in 1986 and an MBA from the University of Michigan in 1994. Mr. Frohna is a Chartered Financial Analyst ("CFA") and a Certified Public Accountant ("CPA"). He was born on 7/22/64.

John C. Potter, CFA. Mr. Potter has been Vice President and a Director and Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager of the Small Cap Opportunity Strategy and will be a co-portfolio manager of the Cortina Small Cap Opportunity Fund. From September 2000 to March 2004, Mr. Potter was a portfolio manager for US Bancorp Asset Management, where he managed small cap core portfolios for private and institutional clients. From September 2000 to March 2004, he served on the investment management team for the First American Small Cap Select Fund. Mr. Potter was employed by M&I Investment Corporation and served as a portfolio manager for the Marshal Mid Cap Value Fund from July 1997 to August 2000. Mr. Potter earned a BBA in Finance from the University of Wisconsin in 1991 and an MBA from the University of Chicago in 2002. He is a CFA. He was born on 4/7/69.

Brian R. Bies, CFA. Mr. Bies has been Vice President and a Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager for the Small Cap Growth Strategy and will be a co-portfolio manager for the Cortina Small Cap Growth Fund. From December 2001 to March 2004 Mr. Bies was employed by US Bancorp Asset Management and from November 2002 to March 2004 served on the investment management team that managed the First American Small Cap Growth Opportunities Fund.

Prior to his employment with US Bancorp Asset Management, he was an investment analyst for two years at Strong Capital Management and an analyst for four years at the State of Wisconsin Investment Board. Mr. Bies earned a BSBA in Finance and Economics from Creighton University in 1995 and an MBA from the University of Wisconsin in 2001. Mr. Bies is a CFA. He was born on 6/24/73.

Thomas J. Eck, CFA. Mr. Eck has been Vice President and a Portfolio Manager for the Adviser since April 2004. He is a co-portfolio manager for the Small Cap Opportunity Strategy and will be a co-portfolio manager for the Cortina Small Cap Opportunity Fund. From July 2001, Mr. Eck was employed by US Bancorp Asset Management, where he served on the investment management team that managed the First American Small Cap Select Fund from May 2003 to March 2004 and served on the investment team that managed the First American Health Sciences Sector Fund from July 2001 to March 2003. Previously, he was employed as a research analyst covering health care and consumer product stocks at Strong Capital Management and the State of Wisconsin Investment Board. Mr. Eck earned a BBA from the University of Notre Dame in 1990 and an MBA in Finance from Marquette University in 1994. Mr. Eck is a CFA. He was born on 3/22/68.

Management Fees. Each Fund pays a management fee to the Adviser for serving as its investment adviser. The annual fee is determined as a percentage of average daily net assets. Each Fund also pays expenses related to its daily operations. Expenses paid out of a Fund's assets are reflected in the share price or dividends. The management fees paid by the Funds as a percentage of average net assets are as follows:

Cortina Small Cap Growth Fund.....................  1.20%
Cortina Small Cap Opportunity Fund................  1.00%

INVESTING WITH CORTINA FUNDS

Minimum Investments

To open an account................................  $500,000
Minimum balance required..........................  $500,000

Each account must separately meet the minimum investment requirement applicable to Institutional Shares. Each Fund reserves the right to close your account and redeem your shares if the value of your account falls below $500,000, unless the reduction in value is due solely to market depreciation. Before closing an account below this level, the Fund will notify you and allow you 60 days to bring your account's value up to the minimum.

Important Information about Opening an Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open a Fund account, you must provide certain identifying information on your account application and agree that no transactions will be made through that account for the benefit of persons other than the registered owners listed on the application or the beneficial owners of that account, if the account is held through a financial intermediary or plan sponsor with whom Cortina or its distributor has an agreement. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. The information required for certain types of accounts is described below.

Trust for an Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account. Please include the date of establishment of the trust or plan and its tax identification number on the application. Copies of the documentation establishing the trust or plan must be included along with the application, including at least the first and last pages of the trust agreement or plan documents and such other documents, as well as verify who is authorized to act on behalf of the account. For accounts other than retirement plans covered by ERISA, you also must provide identification information on the person(s) authorized to transact on behalf of the trust, including full name(s), birth date(s), residential address(es) and social security number(s).

Business or Organization. This type of account is for a corporation, association, partnership, or similar institution. A certified copy of the articles of incorporation, partnership agreement or other organizational documents and a certified corporate resolution that identifies the individuals authorized to act on behalf of the entity must be included along with the application. Unless you are a public company, a governmental agency or instrumentality, a financial institution regulated by a federal functional regulator, or a bank regulated by a state bank regulator, you also must provide identification information on the person(s) authorized to transact on behalf of the entity including full name(s), birth date(s), residential address(es), and social security number(s).

If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the Funds consider appropriate, or the Funds believe that the nature of the information is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors, this could have adverse consequences. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call ___.___.____.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a business license, to verify your identity. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction). See "Shareholder and Account Procedures - Anti-Money Laundering Compliance" for more information.

Important Information about Inappropriate Trading

The Funds attempt to identify investors who appear to engage in trading the Funds consider inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Funds expect investors in the Institutional Shares of the Funds to engage in relatively few transactions. Except in unusual circumstances, the Funds consider more than one transaction (purchase or redemption) per month in the Institutional Shares inappropriate and, in some circumstances, may consider even fewer transactions inappropriate. The Funds cannot always identify or reasonably detect frequent, short-term or other inappropriate trading.

The nature of the efforts undertaken and the resulting action by the Funds depends, among other things, on the type of shareholder account. If the Funds believe that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among the Funds; and/or refuse to open an account. If inappropriate trading is detected in an omnibus account registered in the name of a nominee, financial intermediary or plan sponsor, the Funds may request that the nominee, intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, the Funds generally will communicate with the intermediary or plan sponsor and request that the intermediary or plan sponsor take action to cause the inappropriate trading by that participant or participants to cease. If inappropriate trading recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which the Funds seek to discourage certain types of inappropriate trading (through the use of short-term redemption fees and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Funds will occur.

HOW TO BUY SHARES

You can purchase shares of each Fund priced at the net asset value (the "NAV") per share (see "Shareholder and Account Procedures - Share Price") next determined after the Fund's transfer agent receives your investment in proper form as described below. There are no sales charges. The minimum initial investment is $500,000. Anti-money laundering processes may delay a purchase. See "Shareholder & Account Procedures - Anti-Money Laundering Compliance."

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to:

Cortina Funds, Inc.
[c/o ______________
P.O. Box _____
City, State Zip Code]

To purchase shares by wire, transmit funds from your account to:

[________________
_________________
_________________]
ABA #_________
DDA #_________
Account Name: Cortina Funds, Inc.
Fund Name
Shareholder Account #
Shareholder Name

Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission from your account together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation. The Funds will not accept cash, cashier's checks, money orders, credit card convenience checks, traveler's checks, third party checks or third party wire transfers.

Each investment in a Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the NAV at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

[You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. In general, purchase or redemption requests made through a Processing Organization will be priced based on the NAV next calculated after receipt of the request by the Processing Organization, even if the Processing Organization submits such requests to a Fund after such NAV has been calculated. No Fund is responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from the Adviser.]

[You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the applicable Fund's investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds' valuation policies. Call ___.___.____ if you would like to purchase Fund shares with other securities.]

The Funds cannot accept a purchase order specifying a particular purchase date or price per share. If your check does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

Each purchase order must be accepted by an authorized officer of Cortina or its transfer agent and is not binding until accepted and entered on the books of the Fund. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares. Cortina reserves the right not to accept any purchase order that it determines not to be in the best interest of a Fund or the Fund's shareholders or as described under "Anti-Money Laundering Compliance." Cortina and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order deemed inappropriate.

HOW TO REDEEM SHARES

You may redeem (sell) your shares at any time. Each Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations. You may not change or cancel a redemption request after you have mailed or otherwise transmitted it.

The redemption price per share is the NAV (determined as described under "Shareholder and Account Procedures - Share Price") next calculated after receipt of a properly completed redemption request, less any applicable redemption fee as described below under "Redemption Fee." Because the NAV fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

[If you place a redemption order through an authorized agent, your redemption proceeds will reflect the NAV per share next calculated after the agent's receipt of your order, less any redemption fees imposed by the agent and the 2% redemption fee imposed by the Funds and on shares held [90] days or less.]

Where an investor requests wire payment, the transfer agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the transfer agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The transfer agent currently charges a $[20.00] fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Under unusual circumstances, redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

Each Fund reserves the right to suspend or postpone redemption during any period: (i) when trading on the New York Stock Exchange (the "NYSE") or the National Association of Securities Dealers Automated Quotation System (the "NASDAQ") is restricted, (ii) when, as a result of an emergency, it is not reasonably practical for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the SEC may by order permit for the protection of shareholders of the Fund. In addition, anti-money laundering and similar government regulations may require the Fund to block a shareholder's account and thereby refuse to pay any redemption request until instructions are received from the appropriate regulator. If the NAV of the shares in an account is less than $500,000 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days, the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption by Mail

Each Fund will redeem all or any part of shares owed upon written request delivered to the Fund at:

Cortina Funds, Inc.
[c/o ______________
P.O. Box _____
City, State Zip Code]

The redemption request must:

     1.   Include your name and account number.

     2.   Specify the name of the Fund from which shares are to be redeemed.

     3. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

     4.   Be signed by all owners exactly as their names appear on the account.

     5. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), (iv) the redemption request is made within 15 days after you request a change to the account owner or address, or (v) the redemption request is for $50,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling either Fund at ___.___.____. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the transfer agent at least 15 days before the telephone redemption request.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide certain account information before your instructions will be carried out, and the telephone transaction may be tape recorded. The transfer agent has adopted these procedures to reasonably verify that telephone instructions are genuine. If it follows those procedures, neither the Funds nor the transfer agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Funds, the transfer agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephonic redemption procedures.

Redemption Fee

If you redeem [or exchange] shares of the Fund that you have held [90] days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The Funds do not impose the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans, shares purchased through certain authorized agents, shares purchased through intermediaries that have automatic non-discretionary rebalancing programs, or shares purchased through reinvestment of dividends and distributions. The Funds also will not impose the redemption fee on redemptions initiated by the Funds.

If you recently have made a purchase, your Fund may withhold redemption proceeds until it is reasonably satisfied that it has received valid consideration for your purchase. This confirmation process can take up to 15 days.

SHAREHOLDER AND ACCOUNT PROCEDURES

Staying Informed

Confirmations and Statements. Confirmations are mailed following each purchase or sale of Fund shares. Statements summarizing activity in shareholder accounts are mailed quarterly. Generally, a Fund does not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.

Shareholder Reports. Shareholder reports are mailed twice a year, in February and August. They include financial statements, a summary portfolio schedule and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report. In an attempt to reduce shareholder costs and help eliminate duplication, the Funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Cortina at ___.___.____.

Tax Statements. Year-end tax statements are mailed once a year in ________. We suggest you keep each quarterly statement and each tax statement with your other important financial papers. You may need them for tax purposes.

Disclosure of Portfolio Holdings

Cortina is required to file quarterly with the SEC the Funds' complete portfolio holdings. Those disclosures will be publicly available on the SEC's public web site at www.sec.gov.

Cortina Funds' Web Site

Information about the Funds may be viewed at www.cortinafunds.com.

Share Price

Each Fund is open for business every day the NYSE is open for regular session trading. Shares are not priced on days when the NYSE is closed. Each Fund buys and sells its shares each day the NYSE is open, at the NAV per share calculated on that day.

A Fund's NAV per Institutional Share is the value of a single Institutional Share. It is computed by totaling the Institutional Shares' pro rata share of the value of the Fund's investments, cash, and other assets, subtracting the Institutional Shares' pro rata share of the value of the Fund's general liabilities and the liabilities specifically allocated to the Institutional Shares, then dividing the result by the number of

Institutional Shares outstanding. The NAV is computed daily at the NYSE closing time - usually 3:00 p.m. Central Time, but sometimes earlier.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are priced at a fair value as determined in good faith [and calculated according to procedures adopted by the board of directors that allow varying methods of fair valuation depending on the specific circumstances of each situation]. A Fund also may use fair-value pricing if the value of a security it holds is, in the opinion of the Adviser, materially affected by events occurring after the close of the primary market or exchange on which the security is traded. When fair-value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. So, the value of a Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

[Authorized Agents

The Funds may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively "Authorized Agents"), to accept purchase and redemption orders on the Funds' behalf. An order received by an Authorized Agent in good order will be deemed to have been accepted by the Funds. If you buy or redeem shares through an Authorized Agent, you will pay or receive the Fund's NAV per share next calculated after receipt and acceptance of the order by the Authorized Agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee (if applicable). Your Authorized Agent may charge you a fee to transfer your shares.

Some Authorized Agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Fund's behalf. This fee may be a percentage, currently up to 0.__% annually, of the average value of accounts for which the Authorized Agent provides services. The Fund pays a portion of this fee, which is intended to be approximately, but not more than, what the Fund would pay if your shares were registered directly with the Fund's transfer agent. The Adviser pays the balance of the fee.

Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on shares held for [90] days or less, for any account held through an Authorized Agent.]

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open a Fund account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. The information required for each type of account is described above. If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the

Funds consider appropriate, or the Funds believe that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call ___.___.____.

After your account is established, the Funds may also ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a business license, to verify your identity. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Funds are required to "freeze" your account as described below). You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income quarterly and any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a Fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the Fund paying the distribution, unless you request that distributions be paid in cash. This request may be made by contacting your plan administrator.

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information (the "SAI"). However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions. Each Fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, Fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in a tax-deferred account like an employee benefit plan account).

Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each Fund are either taxable as ordinary income or may constitute "qualified dividends" taxable at the same rates as long-term capital gains. Each Fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for the Funds are expected to consist primarily of capital gains.

Taxes on Transactions. The sale of Fund shares, or the exchange of one Fund's shares for shares of another Fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares, a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same Fund will not be taxable.

MORE ABOUT THE FUNDS

Objectives

A Fund's objective, described separately above for each Fund, may be changed without shareholder approval. If a Fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any Fund will achieve its objective.

Investment Strategies

A Fund's main investment strategies, described separately above for each Fund, are the strategies that the Adviser believes are most likely to be important in trying to achieve the Fund's objectives. You should be aware that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Cortina at ___.___.____ or visit our web site at www.cortinafunds.com.

Investment Approach. The portfolio managers of the Funds generally employ a bottoms-up approach to stock selection based on fundamental company research. The approach focuses on a company's management, growth prospects, competitive advantages, financial condition and valuation. In some cases, the portfolio managers may identify specific investment themes and look to expose themselves to those themes through multiple companies that meet the above-mentioned criteria.

Temporary Investments. In an attempt to respond to adverse market, economic, political, or other conditions, the Funds may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. These investments may prevent a Fund from achieving its investment objectives.

Other Investments. Unless otherwise prohibited by this prospectus, the SAI or the Investment Company Act of 1940, the Funds reserve the right to invest in other investment vehicles not expressly discussed in the registration statement, including but not limited to: warrants, exchange-traded funds and PIPEs (private investments in public equity).

Portfolio Turnover. The portfolio managers of the Funds may trade securities frequently, often resulting in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities.

Additional Risks You Should Consider

The main risks of investing in the Funds are summarized separately above for each Fund. Below are further discussions regarding risks you should consider before investing in the a Fund.

Risks of Active Management. Each Fund is actively managed and its performance therefore will reflect in part the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer Wall Street firms - meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line - making them more susceptible to market pressures. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.

Risks of Market Timing. The risks of frequent or short-term trading to shareholders of the Fund include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio and increased brokerage and administrative costs. The Funds discourage shareholders from frequent purchases and redemptions [and the Funds' board has adopted policies and procedures designed to deter frequent purchases and redemptions], see "Investing with Cortina Funds - Important Information about Inappropriate Trading."

Foreign Security Risk. Up to 25% of each Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Securities Lending. If a Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Funds enter into loan arrangements only with institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' board of directors.

Risks of Derivative Instruments. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, index prices, or interest rates will not move in the direction that the Adviser anticipates; in the case of a credit default swap, the risk that the Adviser will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. If a Fund uses derivative instruments and the Adviser's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

FOR ADDITIONAL INFORMATION

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

The Funds' annual and semiannual reports to shareholders provides additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You can obtain a free copy of the Funds' SAI and free copies of the Funds' most recent annual or semiannual reports by calling Cortina at ___.___.____. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request. Or, you can obtain the information on the Funds' web site at www.cortinafunds.com.

Text-only versions of the Funds' documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102 or by e-mail request at publicinfo@sec.gov.


[Insert ICA file number]

                               CORTINA FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED [July 1], 2004

                          CORTINA SMALL CAP GROWTH FUND
                       CORTINA SMALL CAP OPPORTUNITY FUND

     This Statement of Additional Information (the "SAI") relates to the Investor Shares and Institutional Shares of the funds named above (the "Funds"), each of which is a series of Cortina Funds, Inc. ("Cortina"). This SAI is not a prospectus, but should be read in conjunction with the Funds' current prospectus dated [July 1], 2004. This SAI is incorporated into the Funds' prospectus by reference. To obtain copies of the prospectus at no charge, write the Funds' distributor, Medallion Distribution Services at _______________________________, or call Cortina at ___.___.____. Please retain this SAI for future reference.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information............................................................1
Additional Information Concerning Fund Investments.............................1
Investment Restrictions........................................................9
Fund Names....................................................................11
Portfolio Turnover............................................................11
Directors and Executive Officers..............................................12
Control Persons, Principal Shareholders and Management Ownership..............14
Code of Ethics................................................................14
Proxy Voting Policies.........................................................14
Investment Advisory and Other Services for the Funds..........................16
   Investment Adviser.........................................................16
   Administrator..............................................................17
   Distributor................................................................18
   Custodian and Auditors.....................................................18
Portfolio Transactions and Allocation of Brokerage............................19
Capital Stock.................................................................21
Net Asset Value and Public Offering Price.....................................21
Taxation......................................................................22
Additional Information about Selling Shares...................................24
   By Telephone...............................................................24
   By Mail....................................................................25
   Redemptions Before Purchase Instruments Clear..............................25
FINANCIAL STATEMENTS..........................................................26
Appendix - Description of Ratings..............................................1

                               GENERAL INFORMATION

     The Funds are series of Cortina Funds, Inc., an open-end, diversified management investment company that was incorporated under Wisconsin law on April 27, 2004.

     Cortina is organized as a series fund and currently issues its shares in two series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund).

     The series of Cortina to which this SAI relates are named on the cover. These series are referred to in this SAI as the "Funds."

     Shareholders may purchase shares of each Fund through two separate classes, Investor Shares and Institutional Shares, which provide for variations in distribution costs, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), the Funds may also provide for variations in other costs between the classes although they have no present intention to do so. Except for differences between the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund.

     The Articles of Incorporation and Bylaws of Cortina provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Wisconsin corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of Cortina, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

     The main investment strategies of each Fund are set forth in the Funds' prospectuses. Additional information concerning main investment strategies of the Funds, and other investment strategies which may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund's investment objective. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of a Fund's assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth below under "Investment Restrictions."

     If a percentage limitation on investments by a Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Fund that is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's) are contained in the Appendix.

EQUITY-LINKED WARRANTS

     The Funds may invest in equity-linked warrants, which provide a way for the Funds to access markets where entry is difficult and time-consuming due to regulation. In a typical transaction, a Fund would buy a warrant from a broker that would entitle the Fund to a return measured by the change in value of an identified underlying security, shares of which are purchased by the broker to hedge its obligation. If the Fund exercises the warrant and closes the position, the shares are sold and the warrant redeemed with the proceeds. An equity-linked warrant is a derivative security.

     Each warrant typically represents one share of the underlying stock; therefore, the price, performance and liquidity of the warrant are all linked directly to the underlying stock. The warrants typically can be redeemed for 100% of the value of the underlying stock (less transaction costs). They typically can be exercised at any time.

     There are risks associated with equity-linked warrants. The Funds will bear the full counterparty risk to the issuing broker, although the Funds may mitigate that risk by purchasing only from issuers with high credit ratings. Equity-linked warrants also may have a longer settlement period than the underlying shares and during that time the Funds' assets could not be deployed elsewhere. There currently is no active trading market for equity-linked warrants and they may be illiquid. Certain issuers of warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

U.S. GOVERNMENT SECURITIES

     The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:

     . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     . notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

     The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. Cortina Asset Management, LLC, the Funds' investment adviser (the "Adviser") will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

     The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

     The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

     When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund's custodian will segregate cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

     To generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

     In these loan arrangements, the Funds will receive collateral in the form of cash, United States government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See "Taxation." At the current time, the Funds have not entered into any securities lending agreements.

OPTIONS TRANSACTIONS

     To the extent set forth below, the Funds may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that they own or have the right to acquire. These transactions will be undertaken for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Options on futures contracts are discussed below under "Futures and Options on Futures."

     OPTIONS ON SECURITIES. The Funds may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

     A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

     OPTIONS ON STOCK INDICES. The Funds may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

     WRITING OF CALL OPTIONS. These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities. Each Fund may write (sell) covered call options covering up to 25% of the equity securities owned by each Fund.

     When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These Funds may also write call options on stock indices the movements of which generally correlate with those of the respective Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

     The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     LIMITATIONS. Each Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

     The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

     The Funds may engage in futures transactions and options on futures, including stock and interest rate index futures contracts and options thereon.

     A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

     At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("Initial Deposit"). It is expected that the Initial Deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

     A Fund may use futures contracts and options on futures in an effort to hedge against market risks as part of its management of foreign currency transactions.

     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

     Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter.

     Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES

     The fixed income securities in which the Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories. In addition, each of the Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations.

     The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES

     GENERAL. Under normal market conditions, each of the Funds may invest up to 25% of its total assets in securities of foreign issuers which are listed on a foreign exchange, on a United States securities exchange or represented by American Depositary Receipts.

     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

     In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the

Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

     AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

     Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

PREFERRED STOCK

     The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

SHORT SALES

     The Funds may enter into short sales transactions to take advantage of stocks perceived by portfolio managers to be overvalued. In connection with short sales, the Funds will adhere to their investment restrictions on borrowing.

                             INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the prospect and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act (by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund).

     None of the Funds will:

     1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction./*/

     2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

     3. Purchase physical commodities or contracts relating to physical commodities.

     4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

     5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

     6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

     The following restrictions are non-fundamental and may be changed by Cortina's Board of Directors without a shareholder vote:

     None of the Funds will:

     1. Invest more than 15% of its net assets in all forms of illiquid investments.

----------
/*/ According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.

     2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

     3. Lend portfolio securities representing in excess of one-third of the value of its total assets.

     The Board of Directors has adopted guidelines and procedures under which the Adviser is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

                                   FUND NAMES

     With respect to any Fund that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Fund's name, a policy has been adopted by the Funds to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).

                               PORTFOLIO TURNOVER

     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Funds may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. Turnover rates for the Funds may vary greatly from year to year.

     A high rate of portfolio turnover results in increased transaction costs, which must be borne by that Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Dividends and Distributions" and "Taxes" in the prospectus, and "Taxation" in this SAI.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and executive officers of Cortina are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of Cortina.

                                         Date First Elected
    Name and Age        Positions Held      or Appointed          Principal Occupations        Other Directorships
    on [6/1]/04           with Funds         to Office             during Past 5 Years                 Held
---------------------   --------------   ------------------   ----------------------------   ----------------------
Directors who are not "interested persons"*

[Richard _. Glasner]    [Director]         [Month/Date/04]    [Occupations].                 [Other Directorships].
[Age]

[Brian _. Morello]      [Director]         [Month/Date/04]    [Chief Operating Officer of    [Other Directorships].
[40]                                                          Beloit Beverage Company.]

Directors who are "interested persons"*

[Lori K. Hoch 32]       [Initial Sole      [Month/Date/04]    [Since April 2004, General     [None.]
                        Director,                             Counsel, Chief Compliance
                        Secretary and                         Officer and Director of
                        Treasurer]                            Cortina Asset Management,
                                                              LLC; formerly Chief Legal
                                                              Counsel and Chief
                                                              Compliance Officer of M&I
                                                              Investment Management
                                                              Corporation and the
                                                              Marshall Funds; Associate
                                                              Attorney of the law firms
                                                              of Michael, Best &
                                                              Friedrich, LLP and Quarles
                                                              & Brady LLP prior thereto.]

* As defined by the 1940 Act.

                                         Date First Elected
    Name and Age        Positions Held     or Appointed          Principal Occupations
    at [6/1/]04           with Funds        to Office             during Past 5 Years          Directorships Held
---------------------   --------------   ------------------   ----------------------------   ----------------------
Officers


                                         Date First Elected
    Name and Age        Positions Held     or Appointed          Principal Occupations
    at [6/1/]04           with Funds        to Office             during Past 5 Years          Directorships Held
---------------------   --------------   ------------------   ----------------------------   ----------------------
[Joseph A. Frohna 39]   [Chief             [Month/Date/04]    [Co-Portfolio Manager of       [Other Directorships].
                        Executive                             Cortina Small Cap Growth
                        Officer]                              Fund since inception; since
                                                              April 2004, President,
                                                              Director and Portfolio
                                                              Manager of Cortina Asset
                                                              Management, LLC; from
                                                              September 1997 to March
                                                              2004, a portfolio manager
                                                              for US Bancorp Asset
                                                              Management.]

[John C. Potter 35]     [Position(s)]      [Month/Date/04]    [Co-Portfolio Manager of       [None.]
                                                              Cortina Small Cap Growth
                                                              Fund since inception; since
                                                              April 2004, Vice President,
                                                              Director and Portfolio
                                                              Manager of Cortina Asset
                                                              Management, LLC; from
                                                              September 2000 to March
                                                              2004, a portfolio manager
                                                              for US Bancorp Asset
                                                              Management; portfolio
                                                              manager for M&I Investment
                                                              Corporation prior thereto.]

[Brian R. Bies 30]      [Position(s)]      [Month/Date/04]    [Co-Portfolio Manager of       [None.]
                                                              Cortina Small Cap
                                                              Opportunity Fund since
                                                              inception]; since April
                                                              2004, Vice President and
                                                              Portfolio Manager of
                                                              Cortina Asset Management,
                                                              LLC; from December 2001 to
                                                              March 2004, [investment
                                                              analyst] and member of
                                                              investment management team
                                                              for US Bancorp Asset
                                                              Management; investment
                                                              analyst for Strong Capital
                                                              Management and State of
                                                              Wisconsin Investment Board
                                                              prior thereto.]

[Thomas J. Eck 36]      [Position(s)]      [Month/Date/04]    [Co-Portfolio Manager of       [Other Directorships].
                                                              Cortina Small Cap
                                                              Opportunity Fund since
                                                              inception ]; since April
                                                              2004, Vice President and
                                                              Portfolio Manager of
                                                              Cortina Asset Management,
                                                              LLC; from July 2001 to
                                                              March 2004, member of
                                                              investment management team
                                                              for US Bancorp Asset
                                                              Management; investment
                                                              analyst for Strong Capital
                                                              Management and State of
                                                              Wisconsin Investment Board
                                                              prior thereto.]

     Directors and officers who are interested persons do not receive any compensation from the Funds for their services to the Funds. The Directors who are not interested persons of the Fund will receive a quarterly retainer equal to $1,000, and a fee for each board meeting attended at a rate of $500 per meeting. In addition, Directors who are not interested persons of the Funds will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Funds.

     Directors and officers of the Funds do not receive any benefits from the Fund upon retirement nor do the Funds accrue any expenses for pension or retirement benefits. Officers of the Funds and Directors who are interested persons of the Funds are also employees of the Adviser.

     Mr. Joseph A. Frohna, through his beneficial interest in the Adviser, is deemed to be a control person of the Adviser. Mr. Frohna is the President, a Director and a Portfolio Manager of the Adviser. He is also the co-Portfolio Manager of Cortina Small Cap Growth Fund and the Chief Executive Officer of Cortina.

     The following table sets forth estimated compensation to be paid by Cortina during the fiscal period ending December 31, 2004 to each of Cortina's directors.


Name     Estimated Aggregate Compensation from the Funds/1/
------   -----------------------------------------------
[Name]   None/2/
[Name]   $______

/1/ The Funds have not completed their full first fiscal year since their organization. The amounts shown are estimates of future payments that will be made under an existing agreement or understanding for the period ________ to December 31, 2004.
/2/  Non-compensated interested director

     [As of June 30, 2004, no director beneficially owns (as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) shares of the Funds.]

        CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

     To be added by pre-effective amendment no. 1.

                                 CODE OF ETHICS

     ____________________________________________ have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act (collectively, the "Codes of Ethics"). Each of these

Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                              PROXY VOTING POLICIES

GENERAL PRINCIPLES

     The Adviser is the investment manager for the Funds and for other separately managed accounts. As such, the Funds have adopted the Adviser's proxy voting policies and delegated to the Adviser the authority to vote proxies with respect to the investments held in the client accounts, unless the client has specifically retained such authority in writing. It is the Adviser's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, the Adviser also seeks to maximize total investment return for clients.

POLICIES AND PROCEDURES

     When making proxy voting decisions, the Adviser generally adheres to the proxy voting policies and procedures that set forth the Adviser's proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Adviser believes the policies and procedures, if followed, generally will result in the casting of votes in the best interests of the Funds as clients.

     It is the Adviser's Proxy Voting Committee duty to identify any material conflicts of interest when voting the shares of the issuer on behalf of the Funds. If a material conflict of interest arises, the Adviser will:

  . Obtain the consent of the client, as applicable, or the Proxy Voting Committee's recommendation before voting in accordance with the Adviser's guidelines; or

  .  Refer the matter to a third-party proxy voting service; or

  . Prepare a report that describes the conflict of interest, discusses the procedures used to address such conflict of interest, discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal, and confirms that the recommendation was made solely on the investment merits without regard to any other consideration.

     The Adviser's voting guidelines reflect the Adviser's normal voting positions on issues that frequently arise on proxies and will not apply in every situation. The following are the Adviser's normal voting positions on specific issues that frequently arise on proxies:

  . Routine election of directors in uncontested elections will generally be voted in favor of management. The Adviser will also generally vote in favor of proposals that increase

     Board members' independence. However, the Adviser will generally oppose proposals that would reduce the shareholders' ability to make changes to the Board of Directors.

  . Proxies involving routine matters such as the appointment of auditors will generally be voted in favor of management, unless it is determined that the auditors are not sufficiently independent of management.

  . Non-salary compensation plans, including stock option plans, are evaluated on a case-by-case basis. The Adviser generally votes in favor of management unless the plans provide unduly generous compensation or could result in serious dilution to other shareholders. The Adviser generally supports management proposals that include incentives and disincentives in executive compensation packages.

  . Anti-takeover measures that would prevent shareholders from accepting an offer for the sale of the company measures are generally opposed by Adviser, including supermajority and "poison-pill" provisions.

  .  Merger proposals are evaluated on a case-by-case basis.

  . The Adviser generally votes in favor of proposals authorizing the issuance of additional shares for stock splits, acquisitions, or new financing, unless management provides no explanation for the use or need for such issuance.

  .  Proposals related to non-business issues are generally opposed.

No set of guidelines can anticipate all possible proxy voting issues, and the Adviser's voting guidelines may be revised as proxy issues change over time.

     The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Funds' proxy voting record for the twelve month period ending June 30 will be available on the SEC's website at www.sec.gov or on the Funds' website at www.cortinafunds.com by August 31 of each year.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISER

     Cortina Asset Management, LLC serves as the investment adviser and manager of the Funds.

     Pursuant to an investment advisory agreement dated ________________ (the "Advisory Agreement"), the Funds engaged the Adviser to act as investment adviser for, and to manage the investment of, the Funds' assets. The monthly fees paid to the Adviser are calculated on an annual basis based on each Fund's average daily net assets (before any waivers), as set forth in the table below:

NAME OF FUND                         GROSS ADVISORY FEE

Cortina Small Cap Growth Fund                      1.20%
Cortina Small Cap Opportunity Fund                 1.00%

     The Advisory Agreement requires the Adviser to arrange, if requested by Cortina, for officers or employees of the Adviser to serve without compensation from the Funds as directors, officers, or employees of Cortina if duly elected to such positions by the shareholders or directors of Cortina. The Adviser has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of Cortina. The Adviser is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, administrator, custodian, and accounting agent, and for periodically reporting to Cortina's Board of Directors on the performance of such organizations. The Adviser will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment adviser of the Funds.

     In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. Cortina may have an obligation to indemnify its directors and officers with respect to such litigation. [The Adviser will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Adviser other than liability for investments made by the Adviser in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds.] The Adviser has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Adviser.

     The Adviser may agree to a voluntary fee waiver for each of the Funds, which will be set forth in the Funds' prospectus. Any such fee waiver (or reimbursement) may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADMINISTRATOR

     ALPS Mutual Fund Services, Inc. ("ALPS"), [1625 Broadway, Suite 2200, Denver, CO 80202], serves as administrator (the "Administrator") pursuant to an administration agreement between the Administrator and the Funds, dated as of ____________________ ("Administration Agreement"). Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Administration Agreement, ALPS also serves as each Fund's transfer agent. ALPS' subsidiary, Medallion Distribution Services, serves as the Funds' distributor, see "Distributor" below. For these services, the Funds pay ALPS fees, which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.07% of the aggregate average daily net assets of the Funds up to $500 million, 5% on the next $500 million of aggregate average daily net assets, 3% on the amount above $1 billion of aggregate average daily net assets. [In addition, the Funds pay annual fees of $______ per CUSIP, shareholder account maintenance fees of $____ to $____ per account, closed account fees of $____ per account, and Individual Retirement Account fees of $____ per account.]

DISTRIBUTOR

     Medallion Distribution Services (the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of ALPS and is located at _____________________________.

     Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     Under the distribution agreement between the Fund and the Distributor (the "Distribution Agreement"), the Funds have granted to the Distributor the exclusive right to sell shares of the Funds as agent and on behalf of the Funds. [The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor. Participating Institutions that enter into sales agreements with the Funds' Distributor to perform share distribution services may receive ____________ on such sales of the Funds equal to ____% of the first $____ million, ____% of shares purchased in excess of $____ million up to $____ million, and ____% of shares purchased in excess of $____ million.]

     [The Distributor receives no compensation for distribution of the Funds' shares.]

     The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of Cortina and by the vote of the majority of those Board members of Cortina who are not interested persons of Cortina and who have no direct or indirect financial interest in the operation of Cortina's Rule 12b-1 Plan of Distribution or in any agreement related to such plans.

     Cortina has also adopted a plan of distribution with respect to the Investor Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the "Plan of Distribution"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the rule. The Plan of Distribution authorizes the Funds to pay the Distributor for distribution services. [The Plan of Distribution is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fees regardless of whether its actual distribution expenses are more or less than the amount of the fees.] The distribution fees under the plan are used for the primary purpose of distributing the Funds' shares. The Plan of Distribution recognizes that the Adviser, in its discretion, may from time to time use its own assets to pay for certain additional costs of distributing shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Adviser at any time.

CUSTODIAN AND AUDITORS

     CUSTODIAN. The custodian of the Funds' assets is __________________________________________________ (the "Custodian") and is
located at ___________________________. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of Cortina's officers or resolutions of the Board of Directors.

     As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to ____%. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

     AUDITORS. Pricewaterhouse Coopers LLP, located at
__________________________, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Adviser.

     In selecting a broker-dealer to execute securities transactions, the Adviser considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Funds may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Funds may pay up in recognition of the value of brokerage and research services provided to the Adviser by the broker-dealer. In such cases, the Funds are in effect paying for the brokerage and research services in so-called "soft-dollars." However, the Adviser would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Adviser determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Funds.

     The types of brokerage services the Adviser receives from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the Adviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Adviser by, or through, broker-dealers.

     The research products and services the Adviser receives from broker-dealers are supplemental to, and do not necessarily reduce, the Adviser's own normal research activities. As a practical matter, however, it would be impossible for the Adviser to generate all of the information presently provided by broker-dealers. The expenses of the Adviser would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Adviser could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Adviser are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.

     As a general matter, the brokerage and research products and services the Adviser receives from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

     In some cases, the Adviser may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Adviser will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Adviser has a conflict of interest in making such decisions. [Subject to their best price and execution responsibilities, the Adviser may consider the placement of orders by securities firms for the purchase of Fund shares as a factor in allocating portfolio transactions.]

     Many of the Funds' portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

     Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.

     On occasion, the Funds may select [Roth Capital Partners BD] as broker in connection with the purchase or sale of securities by or to the Funds. [Roth Capital Partners BD] is a broker-dealer affiliate of Roth Capital Partners LLC, which is a beneficial owner of the Adviser. The Funds will not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable in terms of net price and quality of execution to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

     When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                  CAPITAL STOCK

     Each share of each Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

     Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular

Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of Cortina provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Wisconsin law and the 1940 Act.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The public offering price of the shares of a Fund generally equals the Fund's net asset value.

     The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

                                    TAXATION

     Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders. If any of the Funds should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund's shareholders.

     If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue count) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

     Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investments companies.

     When a Fund lends portfolio securities to a borrower as described above in "Lending of Portfolio Securities," payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.

     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other Cortina Fund pursuant to the exchange privilege, such exchange will be considered a taxable sale of the shares being exchanged.

     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

     A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this SAI.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

     A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

     Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning _____________________________________________. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $_____. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to $_______ per day.

     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

     Any shareholder may redeem Fund shares by sending a written request to the Administrator, transfer agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, transfer agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

     Shareholders requesting a redemption of $_______ or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

     . a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     . a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

     . a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

     . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

     The Funds do not accept signatures guaranteed by a notary public.

     The Funds and the Administrator have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Administrator reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

     When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                              FINANCIAL STATEMENTS

     To be filed in pre-effective amendment no. 1.

                                    APPENDIX
                                    --------

                             DESCRIPTION OF RATINGS

     A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

                                STANDARD & POOR'S

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated CC is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                     MOODY'S

     Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

     A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

     Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

     B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                               CORTINA FUNDS, INC.
                      PART C OF THE REGISTRATION STATEMENT
                      ------------------------------------

ITEM 22.  EXHIBITS

          (a)    Articles of Incorporation.

          (b)    Form of Bylaws

          (c)    N/A

          (d)(1) Investment Advisory Agreement between Registrant and Cortina Asset Management, LLC.*

          (e) Underwriting Agreement between Registrant and Medallion Distribution Services.*

          (f)    N/A

          (g)(1) Custodian Agreement between Registrant and
                 ___________________.*

          (g)(2) Sub-Custodian Agreement between Registrant and
                 _______________.*

          (h) Transfer Agency Agreement between Registrant and ALPS Mutual Fund Services, Inc.*

          (i)(1) Legal Opinion and Consent of Quarles & Brady LLP.*

          (j)    Consent of PricewaterhouseCoopers LLP.*

          (k)    N/A

          (l)    N/A

          (m)    Rule 12b-1 Plan.*

          (n)    Rule 18f-3 Plan.*

          (p)(1) Code of Ethics of Cortina Asset Management, LLC and
                 Registrant.*

          (p)(2) Code of Ethics of Medallion Distribution Services.*

*    To be filed by amendment.

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not Applicable.

ITEM 24.  INDEMNIFICATION

     Article IX of the Registrant's Bylaws (Exhibit (b), which is incorporated herein by reference) provides that the Registrant shall indemnify a director or officer, to the extent he or she has been successful on the merits or otherwise in the defense of a proceeding, for all reasonable expenses incurred in the proceeding if the director or officer was a party because he or she is a director or officer of the Registrant; unless liability was incurred because the director or officer breached or failed to perform a duty he or she owes to the Registrant and the breach or failure to perform constitutes any of the following: (1) willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the director or officer has a material conflict of interest; (2) a violation of criminal law, unless the director or officer had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that his or her conduct was unlawful;
(3) a transaction from which the director or officer derived an improper personal profit; or (4) willful misconduct.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant select one of the following means for determining his or her right to indemnification: (1) by a majority vote of a quorum of the Board of Directors consisting of directors not at the time parties to the same or related proceedings; (2) by independent legal counsel selected by a quorum of the Board of Directors or its committee;
(3) by a panel of three (3) arbitrators consisting of one arbitrator selected by those directors entitled to select independent legal counsel, one arbitrator selected by the director or officer seeking indemnification and one arbitrator selected by the two (2) arbitrators previously selected; (4) by an affirmative vote of shares represented at a meeting of shareholders at which a quorum of the voting group entitled to vote thereon is present; (5) by a court; or (6) by any other method provided for in any additional right to indemnification permitted.

     The Registrant shall pay or reimburse his or her reasonable expenses as incurred if the director or officer provides the Registrant with all of the following: (1) a written affirmation of his or her good faith belief that he or she has not breached or failed to perform his or her duties to the Registrant; or (2) a written undertaking, executed personally or on his or her behalf, to repay the allowance to the extent that it is ultimately determined that indemnification is not required and that indemnification is not ordered by a court.

     [Registrant and its directors and officers are insured under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.]

ITEM 25.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The information in the prospectus under the caption "Organization, Management and Management Fees" and in the Statement of Additional Information is under the caption "Investment Advisory and Other Services for the Funds" is incorporated herein by reference. For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of Cortina Asset Management, LLC has engaged during the last two years for his or her own account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Executive Officers" in the Statement of Additional Information.

ITEM 26.  PRINCIPAL UNDERWRITERS

     (a) Medallion Distribution Services serves as the principal underwriter to the Registrant. Medallion Distribution Services serves as principal underwriter for the following investment companies as of _______________:

     (b) The following table contains information concerning each director and officer of Medallion Distribution Services (unless otherwise indicated, the principal business address for each person shown is ___________________________:

Name and Principal         Positions and Offices           Positions and Offices
Business Address           with Underwriter                with Registrant
--------------------------------------------------------------------------------

ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant (330 East Kilbourn Avenue, Suite 850, Milwaukee, WI 53202).

ITEM 28.  MANAGEMENT SERVICES

     All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 29.  UNDERTAKINGS

     None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Cortina Funds, Inc., has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin on the 7th day of May 2004.

                                        CORTINA FUNDS, INC.


                                        By: /s/ Lori K. Hoch
                                            ------------------------------------
                                            Lori K. Hoch
                                            Initial Sole Director

     Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                        Title                      Date
---------------------------   ---------------------   --------------------------


/s/ Lori K. Hoch
---------------------------   Initial Sole Director          May 7, 2004
Lori K. Hoch

                                  EXHIBIT INDEX
                                  -------------

(a)       Articles of Incorporation

(b)       Form of Bylaws